UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 10-D/A
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                         June 2, 2006 to June 26, 2006


Commission File Number of issuing entity: 333-130192-06

                 J.P. Morgan Mortgage Acquisition Trust 2006-ACC1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192

                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)


                       32-0175877, 36-4589844, 38-3737384
                     --------------------------------------
                      (I.R.S. Employer Identification No.)


U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-ACC1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
 Class A-1         [   ]           [   ]           [ x ]
 Class A-2         [   ]           [   ]           [ x ]
 Class A-3         [   ]           [   ]           [ x ]
 Class A-4         [   ]           [   ]           [ x ]
 Class A-5         [   ]           [   ]           [ x ]
 Class M-1         [   ]           [   ]           [ x ]
 Class M-2         [   ]           [   ]           [ x ]
 Class M-3         [   ]           [   ]           [ x ]
 Class M-4         [   ]           [   ]           [ x ]
 Class M-5         [   ]           [   ]           [ x ]
 Class M-6         [   ]           [   ]           [ x ]
 Class M-7         [   ]           [   ]           [ x ]
 Class M-8         [   ]           [   ]           [ x ]
 Class M-9         [   ]           [   ]           [ x ]
 Class M-10        [   ]           [   ]           [ x ]
 Class M-11        [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On August 25, 2006 a restatement was issued for the June 26, 2006 distribution to holders of J.P. Morgan Mortgage Acquisition Trust 2006-ACC1, Asset-Backed Pass-Through Certificates, Series 2006-ACC1. The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D/A:

         Restatement to Certificateholders on June 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                        J.P. MORGAN ACCEPTANCE CORPORATION I
                                        (Depositor)

                                By:     /s/ William C. Buell
                                        ----------------------
                                        William C. Buell
                                        Vice President

                               Date:    September 15, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Trust 2006-ACC1 relating to the June 26, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Trust 2006-ACC1
                                 June 26, 2006
                                  [Restatement]


                               Table of Contents
                                                                 Page
Distribution Report                                                2
Factor Report                                                      4
Delinquent Mortgage Loans                                         12
Delinquency Trend Group                                           13
Bankruptcies                                                      14
Foreclosures                                                      16
REO Properties                                                    18
REO Property Scheduled Balance                                    19
Principal Payoffs by Group occurred in this Distribution          19
Realized Loss Group Report                                        20



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, Floor 6
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: Alexander.t.tonge@jpmorgan.com

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED     PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       266,700,000.00   266,700,000.00    9,078,112.52        937,118.01      10,015,230.53      0.00      0.00    257,621,887.48
A2       147,500,000.00   147,500,000.00    9,043,646.56        505,495.28       9,549,141.84      0.00      0.00    138,456,353.44
A3        43,500,000.00    43,500,000.00            0.00        150,818.27         150,818.27      0.00      0.00     43,500,000.00
A4        43,500,000.00    43,500,000.00            0.00        152,558.27         152,558.27      0.00      0.00     43,500,000.00
A5        17,959,000.00    17,959,000.00            0.00         64,061.31          64,061.31      0.00      0.00     17,959,000.00
M1        34,467,000.00    34,467,000.00            0.00        123,636.12         123,636.12      0.00      0.00     34,467,000.00
M2        43,084,000.00    43,084,000.00            0.00        155,120.50         155,120.50      0.00      0.00     43,084,000.00
M3        13,284,000.00    13,284,000.00            0.00         48,093.66          48,093.66      0.00      0.00     13,284,000.00
M4        17,234,000.00    17,234,000.00            0.00         62,853.89          62,853.89      0.00      0.00     17,234,000.00
M5        13,284,000.00    13,284,000.00            0.00         48,625.02          48,625.02      0.00      0.00     13,284,000.00
M6         9,694,000.00     9,694,000.00            0.00         36,001.12          36,001.12      0.00      0.00      9,694,000.00
M7        13,284,000.00    13,284,000.00            0.00         52,875.90          52,875.90      0.00      0.00     13,284,000.00
M8         7,540,000.00     7,540,000.00            0.00         30,967.43          30,967.43      0.00      0.00      7,540,000.00
M9        11,848,000.00    11,848,000.00            0.00         55,374.63          55,374.63      0.00      0.00     11,848,000.00
M10        9,694,000.00     9,694,000.00            0.00         49,184.96          49,184.96      0.00      0.00      9,694,000.00
M11        6,104,000.00     6,104,000.00            0.00         30,970.19          30,970.19      0.00      0.00      6,104,000.00
P                100.00           100.00            0.00              0.00               0.00      0.00      0.00            100.00
R                  0.00             0.00            0.00              0.00               0.00      0.00      0.00              0.00
TOTALS   698,676,100.00   698,676,100.00   18,121,759.08      2,503,754.56      20,625,513.64      0.00      0.00    680,554,340.92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        718,064,802.00   718,064,802.00            0.00      2,202,915.24       2,202,915.24      0.00      0.00    699,943,042.92
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                CURRENT
                          BEGINNING                                                        ENDING              PASS-THRU
CLASS        CUSIP        PRINCIPAL        PRINCIPAL        INTEREST        TOTAL          PRINCIPAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1          46628RAA3    1,000.00000000   34.03866712     3.51375332    37.55242044       965.96133288          5.270630%
A2          46628RAB1    1,000.00000000   61.31285803     3.42708664    64.73994468       938.68714197          5.140630%
A3          46628RAC9    1,000.00000000    0.00000000     3.46708667     3.46708667     1,000.00000000          5.200630%
A4          46628RAD7    1,000.00000000    0.00000000     3.50708667     3.50708667     1,000.00000000          5.260630%
A5          46628RAE5    1,000.00000000    0.00000000     3.56708670     3.56708670     1,000.00000000          5.350630%
M1          46628RAF2    1,000.00000000    0.00000000     3.58708678     3.58708678     1,000.00000000          5.380630%
M2          46628RAG0    1,000.00000000    0.00000000     3.60042011     3.60042011     1,000.00000000          5.400630%
M3          46628RAH8    1,000.00000000    0.00000000     3.62042005     3.62042005     1,000.00000000          5.430630%
M4          46628RAJ4    1,000.00000000    0.00000000     3.64708657     3.64708657     1,000.00000000          5.470630%
M5          46628RAK1    1,000.00000000    0.00000000     3.66042005     3.66042005     1,000.00000000          5.490630%
M6          46628RAL9    1,000.00000000    0.00000000     3.71375284     3.71375284     1,000.00000000          5.570630%
M7          46628RAM7    1,000.00000000    0.00000000     3.98042005     3.98042005     1,000.00000000          5.970630%
M8          46628RAN5    1,000.00000000    0.00000000     4.10708621     4.10708621     1,000.00000000          6.160630%
M9          46628RAP0    1,000.00000000    0.00000000     4.67375338     4.67375338     1,000.00000000          7.010630%
M10         46628RAQ8    1,000.00000000    0.00000000     5.07375284     5.07375284     1,000.00000000          7.610630%
M11         46628RAR6    1,000.00000000    0.00000000     5.07375328     5.07375328     1,000.00000000          7.610630%
P              N/A       1,000.00000000    0.00000000     0.00000000     0.00000000     1,000.00000000          0.000000%
TOTALS                   1,000.00000000   25.93728207     3.58356978    29.52085185       974.06271793
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               CURRENT
                         BEGINNING                                                          ENDING             PASS-THRU
CLASS        CUSIP       NOTIONAL          PRINCIPAL       INTEREST         TOTAL           NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C              N/A       1,000.00000000    0.00000000     3.06785019     3.06785019       974.76305895          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Record Date                                                                                      0
Determination Date                                                                               0
Distribution Date                                                                                0

Principal Funds:
Scheduled Principal Payments (Total)                                                    280,703.76
Group 1                                                                                 148,923.54
Group 2                                                                                 131,780.22

Principal Prepayments (Total)                                                        18,061,640.72
Group 1                                                                               8,929,188.98
Group 2                                                                               9,132,451.74

Curtailments (Total)                                                                          0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Curtailment Interest Adjustments (Total)                                                      0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Repurchase Principal (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Substitution Amounts (Total)                                                                  0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Net Liquidation Proceeds (Total)                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00
Other Principal Adjustments (Total)                                                    -220,585.40
Group 1                                                                                       0.00
Group 2                                                                                -220,585.40

Non Recoverable Principal Advances (Total)                                                    0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Interest Funds:

Gross Interest                                                                        5,135,598.01
Group 1                                                                               2,632,763.08
Group 2                                                                               2,502,834.93

Servicing Fees                                                                          299,193.64
Group 1                                                                                 153,678.20
Group 2                                                                                 145,515.44

Trustee Fees                                                                              2,393.59
Group 1                                                                                   1,229.41
Group 2                                                                                   1,164.18

Custodian Fee                                                                             1,196.77
Group 1                                                                                     614.71
Group 2                                                                                     582.06

Trust Oversight Manager Fees                                                              8,975.81
Group 1                                                                                   4,610.35
Group 2                                                                                   4,365.46

Non Recoverable Interest Advances (Total)                                                     0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                0
Group 1                                                                                          0
Group 2                                                                                          0

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected            0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Amount of Prepayment Penalties Collected                                                      0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Available Remitance Amount                                                           22,945,597.28

Principal Remittance Amount (Total)                                                  18,121,759.08
Group 1                                                                               9,078,112.52
Group 2                                                                               9,043,646.56

Interest Remittance Amount (Total)                                                    4,823,838.20
Group 1                                                                               2,472,630.41
Group 2                                                                               2,351,207.78

Pool Detail:
Beginning Number of Loans Outstanding                                                        3,562
Group 1                                                                                      1,995
Group 2                                                                                      1,567

Ending Number of Loans Outstanding                                                           3,492
Group 1                                                                                      1,953
Group 2                                                                                      1,539

Beginning Aggregate Loan Balance                                                    718,064,802.22
Group 1                                                                             368,827,739.43
Group 2                                                                             349,237,062.79

Ending Aggregate Loan Balance                                                       699,943,043.14
Group 1                                                                             359,749,626.91
Group 2                                                                             340,193,416.23

Current Advances                                                                              0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Aggregate Advances                                                                            0.00
Group 1                                                                                       0.00
Group 2                                                                                       0.00

Weighted Average Remaning Term To Maturity                                                  354.51
Group 1                                                                                     355.00
Group 2                                                                                     354.00

Weighted Average Net Mortgage Rate                                                        7.86559%
Group 1                                                                                   7.85386%
Group 2                                                                                   7.87798%

Interest Accrual Period
Start Date                                                                            May 26, 2006
End Date                                                                             June 26, 2006
Number of Days in Accrual Period                                                                24

   Delinquent Mortgage Loans
            Group 1                Group 1              Group 1         Group 1
           Category                 Number    Principal Balance      Percentage
            1 Month                     24         3,833,139.93           1.07%
            2 Month                     19         2,679,895.97           0.74%
            3 Month                      5           874,404.76           0.24%
             Total                      48         7,387,440.66           2.05%
   Delinquent Mortgage Loans
            Group 2                Group 2              Group 2         Group 2
           Category                 Number    Principal Balance      Percentage
            1 Month                     26         6,158,673.25           1.81%
            2 Month                     19         5,201,845.79           1.53%
            3 Month                      6         1,915,521.70           0.56%
             Total                      51        13,276,040.74           3.90%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

   Bankruptcies
   Group Number       Number of Loans   Principal Balance         Percentage
            1                       6        1,072,441.06              0.30%
            2                       2          199,629.87              0.06%
       Total                        8        1,272,070.93              0.18%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        6
Principal Balance of Bankruptcy Loans that are Current                                  1,072,441.06
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   6
Total Principal Balance of Bankruptcy Loans                                             1,072,441.06

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        2
Principal Balance of Bankruptcy Loans that are Current                                    199,629.87
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                             0.00
Total Number of Bankruptcy Loans                                                                   2
Total Principal Balance of Bankruptcy Loans                                               199,629.87

 Foreclosures
 Group Number       Number of Loans    Principal Balance   Percentage
         1                        0                0.00         0.00%
         2                        0                0.00         0.00%
    Total                         0                0.00         0.00%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00


 REO Properties
  Group Number    Number of Loans  Principal Balance     Percentage
           1             0                     0.00           0.00%
           2             0                     0.00           0.00%
      Total              0                     0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
   Group Number         Loan Number   REO Date  Schedule Principal Balance
                                                                      0.00
       Total                                                          0.00
Principal Payoffs by Group occured in this Distribution
    Group Number      Number of Loans   Principal Balance     Percentage
             1               0               8,929,188.98              2.48%
             2               0               9,132,451.74              2.68%
        Total                0              18,061,640.72              2.58%

 Realized Loss Group Report
        Group Number     Current Loss  Cumulative Loss  Ending Balance      Balance of Liquidated Loans    Net Liquidation Proceeds
             1               0.00            0.00       359,749,626.91                        0.00                     0.00
             2               0.00            0.00       340,193,416.23                        0.00                     0.00
           TOTAL             0.00            0.00       699,943,043.14                        0.00                     0.00
Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                       0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Cumulative Realized Losses - Reduced by Recoveries                                                   0.00
Group 1                                                                                              0.00
Group 2                                                                                              0.00

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           1.52465%
37.00% of of Senior Enhancement Percetage                                                        8.18421%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00000%
Required Cumulative Loss %                                                                       0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                       19,387,749.66
Ending Overcollateralization Amount                                                         19,388,702.22
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      2,202,915.24
Payment to Class C                                                                           2,202,915.24
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                           117,168.39
Net Swap Payment Paid                                                                          117,168.39
Net Swap Receipt Due                                                                                 0.00

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                  117,168.39
Withdrawals from the Swap Account                                                              117,168.39
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                             0.00
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                         0.00
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class A-5                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    9.831988

One-Month LIBOR for Such Distribution Date                                                       5.110630

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.270630
Class A-2                                                                                        5.140630
Class A-3                                                                                        5.200630
Class A-4                                                                                        5.260630
Class A-5                                                                                        5.350630
Class M-1                                                                                        5.380630
Class M-2                                                                                        5.400630
Class M-3                                                                                        5.430630
Class M-4                                                                                        5.470630
Class M-5                                                                                        5.490630
Class M-6                                                                                        5.570630
Class M-7                                                                                        5.970630
Class M-8                                                                                        6.160630
Class M-9                                                                                        7.010630
Class M-10                                                                                       7.610630
Class M-11                                                                                       7.610630

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00
Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.